Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value [Abstract]
Assets and liabilities measured at fair value on a recurring basis, including financial assets and liabilities

Fair Value Measurements at December 31, 2017 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$11,417
Mortgage-backed securities - residential	244
Collateralized mortgage obligations	112
Total securities available for sale	$11,773

Loans held for sale	$1,124

Yield maintenance provisions (embedded derivatives)	$56

Interest rate lock commitments	$11

Financial Liabilities:
Interest-rate swaps	$56

Fair Value Measurements at December 31, 2016 Using Significant Other Observable Inputs
(Level 2)
Financial Assets:
Securities available for sale:
Issued by U.S. government-sponsored entities and agencies:
U.S. Treasury	$13,505
Mortgage-backed securities - residential	357
Collateralized mortgage obligations	196
Total securities available for sale	$14,058

Loans held for sale	$2,812

Yield maintenance provisions (embedded derivatives)	$122

Interest rate lock commitments	$9

Financial Liabilities:
Interest-rate swaps	$122

Assets measured at fair value on a non-recurring basis

Fair Value Measurements at December 31, 2017 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$115
Real Estate:
Single-family residential	116
Commercial:
Non-owner occupied	2,832
Total impaired loans	$3,063

Fair Value Measurements at December 31, 2016 Using
Significant Unobservable Inputs (Level 3)

Impaired loans:
Commercial	$130
Real Estate:
Single-family residential	122
Multi-family residential	37
Commercial:
Non-owner occupied	2,161
Owner occupied	200
Total impaired loans	$2,650

Financial instruments measured at fair value on a non-recurring basis

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2017:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$115	Comparable sales approach	Adjustment for differences between the comparable market transactions	3.48%
Real estate:
Single-family residential	116	Comparable sales approach	Adjustment for differences between the comparable market transactions	(1.81%, 3.61%) 2.91%
Commercial:
Non-owner occupied	2,832	Comparable sales approach	Adjustment for differences between the comparable market transactions	(3.48%, 9.64%) 5.15%

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2016:

	Fair Value	Valuation Technique(s)	Unobservable Inputs	(Range) Weighted Average
Impaired loans:
Commercial	$130	Comparable sales approach	Adjustments by management to reflect current discount rates	3.48%
Real estate:
Single -family residential	122	Comparable sales approach	Adjustment for differences between the comparable market transactions	(1.81% , 3.61%) 2.91%
Multi-family residential	37	Comparable sales approach	Adjustment for differences between the comparable market transactions	9.64%
Commercial:
Non-owner occupied	2,161	Comparable sales approach	Adjustment for differences between the comparable market transactions	(1.10%, 5.74%) 1.35%
Owner occupied	200	Comparable sales approach	Adjustment for differences between the comparable market transactions	-4.46%

Aggregate fair value, contractual balance (including accrued interest) and gain or loss

	December 31, 2017	December 31, 2016
Aggregate fair value	$1,124	$2,812
Contractual balance	1,120	2,801
Gain	4	11

Amount of gains and losses from changes in fair value included in earnings

	2017	2016
Interest income	$68	$60
Interest expense	-	-
Change in fair value	(7)	6
Total change in fair value	$61	$66

Carrying amounts and estimated fair values of financial instruments

The carrying amounts and estimated fair values of financial instruments at year-end were as follows:

	Fair Value Measurements at December 31, 2017 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$45,498	$45,498	$-	$-	$45,498
Interest-bearing deposits in other financial institutions	100	100	-	-	100
Securities available for sale	11,773	-	11,773	-	11,773
Loans held for sale	1,124	-	1,124	-	1,124
Loans and leases, net	406,406	-	-	402,719	402,719
FHLB and FRB stock	3,227	n/a	n/a	n/a	n/a
Accrued interest receivable	1,326	27	38	1,261	1,326
Yield maintenance provisions (embedded derivatives)	56	-	56	-	56
Interest rate lock commitments	11	-	11	-	11

Financial liabilities
Deposits	$(419,028)	$(236,797)	$(181,659)	$-	$(418,456)
FHLB advances and other borrowings	(13,500)	-	(13,466)	-	(13,466)
Advances by borrowers for taxes and insurance	(489)	-	-	(489)	(489)
Subordinated debentures	(5,155)	-	(4,094)	-	(4,094)
Accrued interest payable	(79)	(6)	(73)	-	(79)
Interest-rate swaps	(56)	-	(56)	-	(56)

The carrying amounts and estimated fair values of financial instruments at December 31, 2016 were as follows:

	Fair Value Measurements at December 31, 2016 Using:
	Carrying
	Value	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$57,941	$57,941	$-	$-	$57,941
Interest-bearing deposits in other financial institutions	100	100	-	-	100
Securities available for sale	14,058	-	14,058	-	14,058
Loans held for sale	2,812	-	2,812	-	2,812
Loans and leases, net	346,125	-	-	343,523	343,523
FHLB stock	1,942	n/a	n/a	n/a	n/a
Accrued interest receivable	1,054	13	40	1,001	1,054
Yield maintenance provisions (embedded derivatives)	122	-	122	-	122
Interest rate lock commitments	9	-	9	-	9

Financial liabilities
Deposits	$(375,364)	$(202,158)	$(171,967)	$-	$(374,125)
FHLB advances and other borrowings	(13,500)	-	(13,597)	-	(13,597)
Advances by borrowers for taxes and insurance	(408)	-	-	(408)	(408)
Subordinated debentures	(5,155)	-	(3,411)	-	(3,411)
Accrued interest payable	(78)	(2)	(76)	-	(78)
Interest-rate swaps	(122)	-	(122)	-	(122)